Long-term investment - Additional information (Details)	1 Months Ended				12 Months Ended
	Jan. 31, 2022 USD ($) director	Jan. 31, 2022 CNY (¥) director	Aug. 31, 2021 USD ($) director	Aug. 31, 2021 CNY (¥) director	Mar. 31, 2023 USD ($)
Long-term investment
Loss on equity investment | $					$ (724,428)
Medical Star
Long-term investment
Cash consideration			$ 308,385	¥ 2,000,000
Equity method investment, ownership percentage			20.00%	20.00%
Loss on equity investment | $					14,899
Number of directors in board			7	7
Number of directors can be appointed			3	3
Voting power (in percent)			43.00%	43.00%
Fujian Fishery
Long-term investment
Cash consideration	$ 14,809,302	¥ 94,012,410
Equity method investment, ownership percentage	3.00%	3.00%
Loss on equity investment | $					$ (739,327)
Number of directors in board	5	5
Number of directors can be appointed	1	1
Voting power (in percent)	20.00%	20.00%